UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC INVESTOR PORTFOLIOS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.9%
Consumer Discretionary – 10.4%
Amazon.com, Inc. (a)	10,600	1,329,346
Carnival Corp. (a)	26,511	883,611
Expedia, Inc. (a)	31,400	672,274
Kohl’s Corp. (a)	20,100	1,012,437
O’Reilly Automotive, Inc. (a)	22,300	842,940
Priceline.com, Inc. (a)	10,800	2,109,780
Target Corp.	18,300	938,241
Urban Outfitters, Inc. (a)	26,100	823,977

		8,612,606

Consumer Staples – 3.3%
Costco Wholesale Corp.	21,100	1,211,773
PepsiCo, Inc.	14,800	882,376
Walgreen Co.	17,400	627,270

		2,721,419

Energy – 7.9%
FMC Technologies, Inc. (a)	13,800	733,746
Occidental Petroleum Corp.	11,200	877,408
Petroleo Brasileiro SA ADR	20,700	839,799
Schlumberger Ltd.	15,600	989,976
Southwestern Energy Co. (a)	52,100	2,234,048
Suncor Energy, Inc.	27,900	883,035

		6,558,012

Financials – 9.6%
BlackRock, Inc.	6,850	1,464,667
Goldman Sachs Group, Inc.	12,500	1,859,000
IntercontinentalExchange, Inc. (a)	7,700	735,196
Invesco Ltd.	37,700	727,610
JP Morgan Chase & Co.	61,000	2,375,340
The Charles Schwab Corp.	46,400	848,656

		8,010,469

Health Care – 11.6%
Baxter International, Inc.	27,000	1,554,930
Celgene Corp. (a)	22,400	1,271,872
Gilead Sciences, Inc. (a)	20,400	984,708
Medco Health Solutions, Inc. (a)	48,200	2,963,336
Mindray Medical International Ltd. ADR	17,500	610,225
Teva Pharmaceutical Industries Ltd. ADR	39,600	2,246,112

		9,631,183

Industrials – 10.4%
ABB Ltd. ADR	47,400	854,622
C.H. Robinson Worldwide, Inc.	13,200	747,516
Danaher Corp.	29,400	2,097,690
Deere & Co.	16,000	799,200
Fastenal Co.	10,100	418,948
Union Pacific Corp.	33,600	2,032,800
United Technologies Corp.	25,200	1,700,496

		8,651,272

Information Technology – 39.2%
Accenture plc, Class A	27,000	1,106,730
Adobe Systems, Inc. (a)	27,000	872,100
Apple, Inc. (a)	18,400	3,535,008
Baidu, Inc. ADR (a)	2,500	1,029,275
Cisco Systems, Inc. (a)	100,200	2,251,494
Cognizant Technology Solutions Corp. (a)	62,200	2,715,652
Equinix, Inc. (a)	15,100	1,453,073
Google, Inc., Class A (a)	4,930	2,610,041
Hewlett-Packard Co.	59,301	2,791,298
International Business Machines Corp.	7,300	893,447
Juniper Networks, Inc. (a)	53,700	1,333,371
Lam Research Corp. (a)	24,800	818,648
Linear Technology Corp.	27,400	715,140
Marvell Technology Group Ltd. (a)	57,400	1,000,482
MasterCard, Inc., Class A	5,000	1,249,500
Microsoft Corp.	51,500	1,451,270
Oracle Corp.	72,500	1,671,850
QUALCOMM, Inc.	40,200	1,575,438
Visa, Inc., Class A	36,600	3,002,298
Western Union Co.	28,000	519,120

		32,595,235

Materials – 4.7%
Cliffs Natural Resources, Inc.	20,900	834,955
Ecolab, Inc.	17,900	785,810
Freeport-McMoRan Copper & Gold, Inc.	12,000	800,280
Monsanto Co.	19,800	1,502,424

		3,923,469

Telecommunication Services – 0.8%
American Tower Corp., Class A (a)	16,400	696,180

TOTAL COMMON STOCKS (COST $72,365,828)		81,399,845

Investment Company – 0.8%
Northern Institutional Diversified Assets Portfolio - Class I Shares, 0.01% (b)	709,039	709,039

TOTAL INVESTMENT COMPANIES (COST $709,039)		709,039

TOTAL INVESTMENTS (COST $73,074,867) — 98.7%		82,108,884

Percentages indicated are based on net assets of $83,156,163.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

ADR	American Depositary Receipt

plc	Public Limited Company

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.0%
Australia – 5.2%
Australia & New Zealand Banking Group Ltd.	122,800	2,349,374
BHP Billiton Ltd.	36,500	1,268,546
Lend Lease Group	80,600	664,936
Macquarie Group Ltd.	18,300	805,142
National Australia Bank Ltd.	113,565	2,638,016
Tabcorp Holdings Ltd.	206,100	1,278,551
Telstra Corp. Ltd.	513,500	1,514,427

		10,518,992

Brazil – 0.4%
Banco Do Brasil SA	60,000	894,572

Canada – 3.6%
Industrial Alliance Insurance and Financial Services, Inc.	26,100	782,756
National Bank of Canada	26,600	1,406,142
Nexen, Inc.	78,725	1,723,997
Suncor Energy, Inc.	62,428	1,971,533
TELUS Corp.	19,700	590,816
WestJet Airlines Ltd. (a)	59,300	699,507

		7,174,751

Denmark – 2.0%
Carlsberg A/S, Class B	25,625	1,911,538
Danske Bank A/S (a)	84,800	2,014,643

		3,926,181

Finland – 2.0%
Nokia Oyj	296,400	4,066,668

France – 14.7%
BNP Paribas SA	60,698	4,335,483
Bouygues SA	10,100	497,164
Casino Guichard-Perrachon SA	17,000	1,394,675
Compagnie de Saint-Gobain	45,800	2,187,587
Credit Agricole SA	136,319	2,136,621
Electricite de France	42,900	2,305,702
France Telecom SA	113,600	2,604,166
Klepierre	27,300	1,016,859
Lagardere S.C.A.	46,400	1,797,655
Sanofi-Aventis	52,700	3,896,334
Societe Generale	57,481	3,325,232
Unibail-Rodamco	3,600	779,948
Vallourec SA	4,772	820,689
Vivendi	100,220	2,605,219

		29,703,334

Germany – 9.8%
Allianz SE	27,200	3,010,576
BASF AG	16,800	950,863
Bayer AG	45,800	3,134,116
Bayerische Motoren Werke AG	44,100	1,883,165
Deutsche Bank AG	44,700	2,726,687
Deutsche Post AG	96,870	1,686,908
Deutsche Telekom AG	54,100	703,969
E.ON AG	91,100	3,349,618
Metro AG	26,000	1,427,759
Muenchener Rueckversicherungs- Gesellschaft AG	5,100	767,491

		19,641,152

Hong Kong – 1.2%
Esprit Holdings Ltd.	186,177	1,311,564
New World Development Co. Ltd.	720,509	1,175,906

		2,487,470

India – 0.8%
State Bank of India GDR	17,600	1,571,042

Israel – 0.4%
Israel Chemicals Ltd.	64,100	832,497

Italy – 3.3%
ENI SpA	58,400	1,357,107
Telecom Italia RSP	920,000	1,068,508
Telecom Italia SpA	1,289,400	1,927,611
UniCredit SpA (a)	797,400	2,198,614

		6,551,840

Japan – 16.8%
AEON Co. Ltd.	81,200	806,282
Asahi Breweries Ltd.	73,000	1,416,468
ITOCHU Corp.	77,000	601,204
Japan Tobacco, Inc.	209	754,332
JFE Holdings, Inc.	20,400	709,439
KDDI Corp.	279	1,470,925
Kyocera Corp.	11,600	1,050,049
Mitsubishi Corp.	110,900	2,682,144
Mitsubishi Materials Corp. (a)	217,000	563,138
Mitsui & Co. Ltd.	149,000	2,191,923
Mitsui Fudosan Co. Ltd.	142,000	2,388,581
Murata Manufacturing Co. Ltd.	37,200	2,041,213
NAMCO BANDAI Holdings, Inc.	123,800	1,232,638
Nippon Mining Holdings, Inc.	187,000	805,394
Nippon Telegraph & Telephone Corp.	63,000	2,651,736
Nissan Motor Co. Ltd. (a)	371,400	3,019,546
Sharp Corp.	134,000	1,600,224
Sony Corp.	37,910	1,264,571
Sumitomo Mitsui Financial Group, Inc.	69,800	2,253,317
Sumitomo Realty & Development Co. Ltd.	27,000	478,517
The Furukawa Electric Co. Ltd.	123,000	593,993
The Tokyo Electric Power Co., Inc.	28,000	754,394
Toshiba Corp. (a)	441,000	2,409,951

		33,739,979

Kazakhstan – 0.4%
KazMunaiGas Exploration Production GDR	31,650	799,181

Netherlands – 3.8%
Koninklijke Ahold NV	223,020	2,802,044
Koninklijke DSM NV	43,000	2,003,861

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Netherlands, continued
Randstad Holding NV (a)	60,700	2,912,746

		7,718,651

New Zealand – 0.4%
Telecom Corp. of New Zealand Ltd.	432,800	708,721

Norway – 0.3%
StatoilHydro ASA	30,050	674,675

Russian Federation – 0.7%
JSC MMC Norilsk Nickel ADR (a)	39,139	601,838
LUKOIL ADR	16,550	905,065

		1,506,903

South Korea – 1.8%
Hynix Semiconductor, Inc. (a)	40,400	785,048
KB Financial Group, Inc. ADR (a)	35,779	1,529,194
Samsung Electronics Co. Ltd., Preferred	2,900	1,275,914

		3,590,156

Spain – 3.2%
Banco Santander SA	267,969	3,826,324
Telefonica SA	106,700	2,555,704

		6,382,028

Switzerland – 2.4%
Adecco SA, Registered	24,600	1,325,843
Novartis AG	63,940	3,422,711

		4,748,554

Taiwan – 1.0%
AU Optronics Corp.	1,134,030	1,245,681
Compal Electronics, Inc.	584,804	810,872

		2,056,553

Turkey – 0.6%
Turkiye Garanti Bankasi AS	308,700	1,295,018

United Kingdom – 22.2%
AstraZeneca plc	77,900	3,615,415
Aviva plc	154,591	946,642
BAE Systems plc	248,700	1,394,646
Barclays plc	366,500	1,566,241
BP plc	658,800	6,145,910
BT Group plc	302,740	660,613
GlaxoSmithKline plc	196,300	3,819,954
Marks & Spencer Group plc	191,700	1,061,230
Old Mutual plc (a)	1,161,500	1,914,702
Rio Tinto plc	23,100	1,126,342
Rolls-Royce Group plc	289,600	2,206,353
Royal Dutch Shell plc, A Shares	200,987	5,580,212
Thomas Cook Group plc	175,500	633,605
Travis Perkins plc (a)	65,900	769,548
Tui Travel plc	208,700	860,786
Vodafone Group plc	2,629,958	5,618,007
WPP plc	242,600	2,238,327
Wolseley plc (a)	96,200	2,116,237
Xstrata plc (a)	150,410	2,440,320

		44,715,090

TOTAL COMMON STOCKS (COST $209,223,935)		195,304,008

Investment Company – 1.0%
Northern Institutional Diversified Assets Portfolio - Class I Shares, 0.01% (b)	2,079,820	2,079,820

TOTAL INVESTMENT COMPANIES (COST $2,079,820)		2,079,820

TOTAL INVESTMENTS (COST $211,303,755) — 98.0%		197,383,828

Percentages indicated are based on net assets of $201,402,636.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

plc	Public Limited Company

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2010:

Industry	Percent of Net Assets
Aerospace/Defense	1.8%
Automotive	2.4%
Banking & Financial Services	19.6%
Breweries	1.6%
Building & Construction	1.3%
Cash & Cash Equivalents	1.0%
Chemicals	1.9%
Computers	0.4%
Distribution	1.1%
Drugs - Medical	7.3%
Electrical	4.0%
Electronic Components & Semiconductors	3.8%
Food & Retail	0.7%
Gambling and Entertainment	0.6%
Human Resources	2.1%
Import/Export	1.4%
Insurance	3.4%
Manufacturing	4.9%
Metals & Mining	3.8%
Multimedia	2.4%
Oil & Gas	10.0%
Publishing	0.9%
Real Estate	3.2%
Retail	4.1%
Telecommunications	12.9%
Tobacco	0.4%
Transportation Services	1.0%
Total Investments	98.0%

At January 31, 2010 the portfolio’s open foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount (Local Currency)	Contract Value (U.S. Dollar) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

SHORT CONTRACTS
British Sterling Pound	2/1/2010	152,000	245,358	242,943	2,415
European Euro	2/1/2010	409,000	571,455	567,000	4,455
Norwegian Krone	2/1/2010	7,075,000	1,201,250	1,195,041	6,209

					13,079
LONG CONTRACTS
Japanese Yen	2/2/2010	41,600	460,687	460,942	255

					255

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 96.7%
Consumer Discretionary – 11.0%
American Eagle Outfitters, Inc.	139,650	2,219,039
Ctrip.com International Ltd. ADR (a)	54,500	1,705,305
DeVry, Inc.	32,450	1,981,397
Discovery Communications, Inc., Class A (a)	50,800	1,506,728
Gentex Corp.	69,300	1,328,481
Hibbett Sports, Inc. (a)	84,350	1,789,907
O’Reilly Automotive, Inc. (a)	45,700	1,727,460
Scientific Games Corp., Class A (a)	98,700	1,389,696

		13,648,013

Consumer Staples – 3.5%
Church & Dwight Co., Inc.	34,600	2,086,034
Ralcorp Holdings, Inc. (a)	36,800	2,274,240

		4,360,274

Energy – 11.5%
Consol Energy, Inc.	59,400	2,768,634
Denbury Resources, Inc. (a)	150,300	2,036,565
Ensco International plc ADR	59,700	2,330,091
Exterran Holdings, Inc. (a)	103,100	2,090,868
Massey Energy Co.	131,850	5,078,862

		14,305,020

Financials – 4.5%
First Horizon National Corp. (a)	175,355	2,270,846
MSCI, Inc., Class A (a)	37,600	1,111,456
Waddell & Reed Financial, Inc., Class A	70,400	2,205,632

		5,587,934

Health Care – 25.0%
Alexion Pharmaceuticals, Inc. (a)	95,350	4,421,379
Charles River Laboratories International, Inc. (a)	48,300	1,755,222
DaVita, Inc. (a)	50,500	3,017,880
Elan Corp. plc ADR (a)	281,400	2,096,430
IDEXX Laboratories, Inc. (a)	54,100	2,839,709
Illumina, Inc. (a)	34,300	1,258,467
Life Technologies Corp. (a)	48,600	2,415,906
MEDNAX, Inc. (a)	25,037	1,423,604
Mettler-Toledo International, Inc. (a)	39,050	3,806,204
OSI Pharmaceuticals, Inc. (a)	77,400	2,648,628
Santarus, Inc. (a)	192,300	909,579
Shire plc ADR	63,350	3,775,660
Skilled Healthcare Group, Inc., Class A (a)	106,800	698,472

		31,067,140

Industrials – 13.6%
AMETEK, Inc.	57,500	2,095,300
BE Aerospace, Inc. (a)	148,500	3,330,855
Crane Co.	44,900	1,370,348
IDEX Corp.	77,400	2,184,228
Joy Global, Inc.	28,350	1,296,729
Landstar System, Inc.	48,600	1,763,694
Navigant Consulting, Inc. (a)	129,650	1,758,054
Waste Connections, Inc. (a)	37,900	1,219,243
WESCO International, Inc. (a)	68,100	1,887,732

		16,906,183

Information Technology – 22.4%
Alliance Data Systems Corp. (a)	29,500	1,754,070
Altera Corp.	61,600	1,313,312
BMC Software, Inc. (a)	51,250	1,980,300
Brocade Communications Systems, Inc. (a)	176,100	1,209,807
Check Point Software Technologies Ltd. (a)	101,250	3,237,975
Citrix Systems, Inc. (a)	30,800	1,279,740
Comverse Technology, Inc. (a)	209,600	1,993,296
LSI Corp. (a)	334,500	1,669,155
Maxim Integrated Products, Inc.	64,450	1,126,586
Novellus Systems, Inc. (a)	85,850	1,794,265
Nuance Communications, Inc. (a)	207,050	3,109,891
Polycom, Inc. (a)	81,700	1,832,531
Salesforce.com, Inc. (a)	24,350	1,547,443
VeriFone Holdings, Inc. (a)	110,150	1,959,568
VeriSign, Inc. (a)	84,400	1,933,604

		27,741,543

Materials – 3.3%
Celanese Corp., Series A	71,500	2,080,650
Crown Holdings, Inc. (a)	85,800	2,042,898

		4,123,548

Telecommunication Services – 1.9%
NII Holdings, Inc. (a)	70,000	2,291,800

TOTAL COMMON STOCKS (COST $112,334,686)		120,031,455

Investment Companies – 2.5%
Northern Institutional Government Select Portfolio, 0.01%, Shares Class (b)	3,138,013	3,138,013

TOTAL INVESTMENT COMPANIES (COST $3,138,013)		3,138,013

TOTAL INVESTMENTS (COST $115,472,699) — 99.2%		123,169,468

Percentages indicated are based on net assets of $124,136,428.

ADR	American Depositary Receipt

plc	Public Limited Company

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 98.5%
Consumer Discretionary – 6.2%
CBS Corp., Class B	24,450	316,138
Comcast Corp., Class A	31,600	478,424
Viacom, Inc., Class B (a)	70,000	2,039,800

		2,834,362

Consumer Staples – 8.0%
CVS Caremark Corp.	25,900	838,383
Kimberly-Clark Corp.	19,900	1,181,861
Kroger Co. (The)	28,200	604,326
Philip Morris International, Inc.	22,600	1,028,526

		3,653,096

Energy – 16.7%
Apache Corp.	19,400	1,916,138
Canadian Natural Resources Ltd.	16,000	1,020,960
ConocoPhillips	18,071	867,408
Halliburton Co.	21,500	628,015
Hess Corp.	12,100	699,259
Noble Energy, Inc.	22,500	1,663,650
Talisman Energy, Inc.	46,600	772,162

		7,567,592

Financials – 22.1%
Aon Corp.	38,500	1,497,650
Citigroup, Inc. (a)	446,700	1,483,044
Genworth Financial, Inc., Class A (a)	55,500	768,120
JP Morgan Chase & Co.	27,550	1,072,797
Loews Corp.	41,240	1,475,155
MetLife, Inc.	42,000	1,483,440
The Hartford Financial Services Group, Inc.	43,900	1,053,161
Wells Fargo & Co.	42,700	1,213,961

		10,047,328

Health Care – 11.5%
Aetna, Inc.	20,800	623,376
Amgen, Inc. (a)	33,700	1,970,776
Merck & Co., Inc.	37,600	1,435,568
Sanofi-Aventis ADR	33,000	1,214,730

		5,244,450

Industrials – 11.4%
Ingersoll-Rand plc	23,900	775,794
Lockheed Martin Corp.	18,400	1,371,168
Pitney Bowes, Inc.	49,300	1,031,356
Raytheon Co.	22,700	1,190,161
Union Pacific Corp.	13,000	786,500

		5,154,979

Information Technology – 9.9%
CA, Inc.	101,200	2,230,448
Microsoft Corp.	21,700	611,506
Motorola, Inc. (a)	270,000	1,660,500

		4,502,454

Materials – 7.9%
AngloGold Ashanti Ltd. ADR	40,727	1,453,547
Barrick Gold Corp.	48,000	1,671,360
The Mosaic Co.	8,600	460,186

		3,585,093

Telecommunication Services – 3.0%
AT&T, Inc.	26,600	674,576
Verizon Communications, Inc.	22,700	667,834

		1,342,410

Utilities – 1.8%
NRG Energy, Inc. (a)	33,800	814,918

TOTAL COMMON STOCKS (COST $46,607,138)		44,746,682

Investment Companies – 1.7%
Northern Institutional Government Select Portfolio, 0.01%, Shares Class (b)	792,742	792,742

TOTAL INVESTMENT COMPANIES (COST $792,742)		792,742

TOTAL INVESTMENTS (COST $47,399,880) — 100.2%		45,539,424

Percentages indicated are based on net assets of $45,452,424.

ADR	American Depositary Receipt

plc	Public Limited Company

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2010

1. Organization:

     The HSBC Investor Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,” collectively the “Portfolios”):

Portfolio	Short Name

HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (“Trustees”) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds. Schedules of Portfolio Investments (“Schedules”) for all other funds of the HSBC Investor Family of Funds are published separately.

     Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trustees. In addition, specific securities may need to be valued pursuant to procedures adopted by the Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

     Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange. Foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange.

Investment Transactions:

     Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis.

Restricted and Illiquid Securities:

     A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Trustees. Therefore, not all restricted securities are considered illiquid. At January 31, 2010, the Portfolios did not hold any restricted and illiquid securities.

Foreign Currency Translation:

     The accounting records of the International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Derivative Instruments:

     All open derivative positions at period end are reflected on the applicable Portfolio’s Schedules. The following is a description of the derivative instruments utilized by the Portfolios, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts:

     The International Equity Portfolio enters into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the International Equity Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency. The volume of foreign currency exchange contracts will generally be representative of the value of security trades throughout the reporting period that were denominated in foreign currencies.

Futures Contracts:

     Each Portfolio may invest in futures contracts. The portfolios use futures contracts to hedge existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2010, the Portfolios did not invest in futures contracts.

3. Federal Income Tax Information:

     At January 31, 2010, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation)($)

Growth Portfolio	55,610,679	29,169,716	(2,671,511)	26,498,205
International Equity Portfolio	212,164,364	14,420,158	(29,200,694)	(14,780,536)
Opportunity Portfolio	118,269,223	16,689,076	(11,788,831)	4,900,245
Value Portfolio	30,133,941	22,461,393	(7,055,910)	15,405,483

4. Investment Valuation Summary

     The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

     Level 1: quoted prices in active markets for identical assets

     Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

     Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     The following is a summary of the valuation inputs used as of January 31, 2010 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

Growth Portfolio
Investment Securities:
Common Stocks+	$81,399,845	$—	$—	$81,399,845
Investment Companies	709,039	—	—	709,039

Total Investment Securities	$82,108,884	$—	$—	$82,108,884

International Equity Portfolio
Investment Securities:
Common Stocks:(a)
Brazil	$894,572	$—	$—	$894,572
Canada	7,174,751	—	—	7,174,751
South Korea	1,529,194	2,060,962	—	3,590,156
Spain	3,826,324	2,555,704	—	6,382,028
All other Common Stocks+	—	177,262,501		177,262,501
Investment Companies	2,079,820	—	—	2,079,820

Total Investment Securities	15,504,661	181,879,167	—	197,383,828

Other Financial Instruments*	—	13,334	—	13,334

Total Investments	$15,504,661	$181,892,501	$—	$197,397,162

Opportunity Portfolio
Investment Securities:
Common Stocks+	$120,031,455	$—	$—	$120,031,455
Investment Companies	3,138,013	—	—	3,138,013

Total Investment Securities	$123,169,468	$—	$—	$123,169,468

Value Portfolio
Investment Securities:
Common Stocks+	$44,746,682	$—	$—	$44,746,682
Investment Companies	792,742	—	—	792,742

Total Investment Securities	$45,539,424	$—	$—	$45,539,424

* Other financial instruments would include any derivative instruments, such as any currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.
(+)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Portfolios

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 22, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 22, 2010

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer

Date	March 22, 2010

* Print the name and title of each signing officer under his or her signature.